Loans (Finance Receivables By Segment, Based On Obligor Location) (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014		Dec. 31, 2013		Mar. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	$ 18,571.7	[1]	$ 18,629.2	[1]	$ 18,525.7
Transportation And International Finance [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	3,553.5		3,494.4		2,958.0
North American Commercial Finance [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	14,902.8		14,693.1		14,094.2
Non-Strategic Portfolios [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	115.4		441.7		1,473.5
Domestic [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	14,274.9		13,981.2
Domestic [Member] | Transportation And International Finance [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	660.0		666.6
Domestic [Member] | North American Commercial Finance [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	13,500.1		13,196.7
Domestic [Member] | Non-Strategic Portfolios [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	114.8		117.9
Foreign [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	4,296.8		4,648.0
Foreign [Member] | Transportation And International Finance [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	2,893.5		2,827.8
Foreign [Member] | North American Commercial Finance [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	1,402.7		1,496.4
Foreign [Member] | Non-Strategic Portfolios [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	$ 0.6		$ 323.8

[1]	The following table presents information on assets and liabilities related to Variable Interest Entities (VIEs) that are consolidated by the Company. The difference between VIE total assets and total liabilities represents the Company’s interests in those entities, which were eliminated in consolidation. The assets of the consolidated VIEs will be used to settle the liabilities of those entities and, except for the Company’s interest in the VIEs, are not available to the creditors of CIT or any affiliates of CIT.